VIA EDGAR
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May 5, 2006

Division of Investment Management
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:     Variable Separate Account
        Polaris II Variable Annuity
        AIG SunAmerica Life Assurance Company
        File Nos. 333-25473 and 811-03859

Ladies and Gentlemen:

        Pursuant to Rule 497(j), please be advised that the form of prospectus and Statement of Additional Information for Variable Separate Account (the "Separate Account") contains no changes from the form of prospectus and Statement of Additional Information for the Separate Account submitted in Post-Effective Amendment No. 28 under the Securities Act of 1933 and Amendment No. 29 under the Investment Company Act of 1940 to the Separate Account's registration statement on Form N-4 filed with the Securities and Exchange Commission on May 1, 2006 via EDGAR.

        Should you have any further questions regarding this filing, please do not hesitate to contact me at (310) 772-6545.

Very truly yours,


/s/ Manda Ghaferi

Manda Ghaferi
Senior Counsel